Post-employment benefit plans - Components of Post-Employment Benefit (Obligations) Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	$ 1,738
Interest on obligations	51	$ (20)
Actuarial gains (losses)	894	3,020
Transfers to DC plans	(57)	0
Post-employment benefit obligations, December 31	2,248	1,738
Post-employment benefit assets	3,559	3,472
Post-employment benefit obligations	(1,311)	(1,734)
Experience gains (losses) included in actuarial gains	(4,729)	907
Actual return on plan assets	$ (3,370)	$ 1,486
Actual return on plan assets, percent	(11.60%)	5.70%
Benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	$ (26,001)	$ (28,749)
Current service cost	(195)	(225)
Interest on obligations	(814)	(736)
Actuarial gains (losses)	5,150	2,250
Benefit payments	1,436	1,467
Employee contributions	(9)	(9)
Other	0	1
Post-employment benefit obligations, December 31	(20,433)	(26,001)
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	28,391	28,129
Interest on obligations	886	716
Actuarial gains (losses)	(4,256)	770
Benefit payments	(1,436)	(1,467)
Employer contributions	145	233
Employee contributions	9	9
Other	0	1
Post-employment benefit obligations, December 31	23,682	28,391
Plan asset (deficit)
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	2,390
Post-employment benefit obligations, December 31	3,249	2,390
Effect of asset limit
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	(652)
Post-employment benefit obligations, December 31	(980)	(652)
DB PENSION PLANS
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	2,844
Current service cost	(193)	(223)
Interest on obligations	84	11
Post-employment benefit obligations, December 31	3,059	2,844
Post-employment benefit assets	3,559	3,472
Post-employment benefit obligations	(500)	(628)
DB PENSION PLANS | Benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	(24,544)	(27,149)
Current service cost	(193)	(223)
Interest on obligations	(770)	(697)
Actuarial gains (losses)	4,856	2,137
Benefit payments	1,366	1,396
Employee contributions	(9)	(9)
Other	(1)	1
Post-employment benefit obligations, December 31	(19,295)	(24,544)
DB PENSION PLANS | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	28,040	27,785
Interest on obligations	875	708
Actuarial gains (losses)	(4,227)	766
Benefit payments	(1,366)	(1,396)
Employer contributions	81	168
Employee contributions	9	9
Transfers to DC plans	(57)	0
Other	0	0
Post-employment benefit obligations, December 31	23,355	28,040
DB PENSION PLANS | Plan asset (deficit)
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	3,496
Post-employment benefit obligations, December 31	4,060	3,496
DB PENSION PLANS | Effect of asset limit
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	(652)
Interest on obligations	(21)	0
Post-employment benefit obligations, December 31	(980)	(652)
OPEB PLANS
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	(1,106)
Current service cost	(2)	(2)
Interest on obligations	(33)	(31)
Post-employment benefit obligations, December 31	(811)	(1,106)
Post-employment benefit assets	0	0
Post-employment benefit obligations	(811)	(1,106)
OPEB PLANS | Benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	(1,457)	(1,600)
Current service cost	(2)	(2)
Interest on obligations	(44)	(39)
Actuarial gains (losses)	294	113
Benefit payments	70	71
Employee contributions	0	0
Other	1	0
Post-employment benefit obligations, December 31	(1,138)	(1,457)
OPEB PLANS | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	351	344
Interest on obligations	11	8
Actuarial gains (losses)	(29)	4
Benefit payments	(70)	(71)
Employer contributions	64	65
Employee contributions	0	0
Transfers to DC plans	0	0
Other	0	1
Post-employment benefit obligations, December 31	327	351
OPEB PLANS | Plan asset (deficit)
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	(1,106)
Post-employment benefit obligations, December 31	(811)	(1,106)
OPEB PLANS | Effect of asset limit
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	0
Interest on obligations	0	0
Post-employment benefit obligations, December 31	$ 0	$ 0